Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 23, 2018
Silk Invest New Horizons Frontier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Silk Invest New Horizons Frontier Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Prior to its reorganization as a series of the Trust, for the fiscal period from November 1, 2016 to June 30, 2017, the Fund was a series of Frontier Funds, Inc. (Frontier Silk Invest New Horizons Fund or the “Predecessor Fund”), and had a portfolio turnover rate of 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the initial fiscal period.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the initial fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions the Fund will invest at least 80% of its net assets in securities of issuers located in frontier markets, or whose primary operations or principal trading markets are in frontier markets, and depositary receipts (including American Depositary Receipts) of such issuers. “Frontier markets” are a subset of “emerging markets,” representing countries that generally have smaller economies or less developed capital markets than traditional emerging market countries. In general, “frontier” market countries are currently considered by the Fund’s adviser, Silk Invest Limited (the “Adviser”), to be those countries included in at least one of the following frontier markets indices: MSCI Frontier Markets Index, Russell Frontier Index, FTSE Frontier Index or S&P Frontier BMI Index. These countries typically are located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

The Adviser currently considers the following countries, among others, to be frontier market countries:
  Central and Eastern Europe: Belarus, Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Latvia, Lithuania, Macedonia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, and Ukraine
  Africa: Botswana, Cote d’Ivoire, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, South Africa, Swaziland, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe
  Middle East: Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates
  Asia: Azerbaijan, Bangladesh, Cambodia, Indonesia, Kazakhstan, Mongolia, Pakistan, Philippines, Sri Lanka, Thailand, Turkmenistan, Vietnam
  Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad and Tobago, Uruguay, Venezuela
The Adviser may make adjustments to the list of frontier market countries from time to time based on economic criteria, market changes, or other factors. The Fund may invest a portion of its assets in investments that are economically tied to traditional emerging market countries.

The Fund will predominantly invest in equity securities. The Fund may invest in companies of any market capitalization. The Fund’s exposure to certain frontier markets typically will be effected through participation notes (“P-Notes”), which are equity-linked derivatives issued by banks or broker-dealers that are designed to replicate the performance of certain issuers. The Fund will have significant investments in the financial services and telecommunications services sectors.

The Adviser makes investment decisions, predominantly within a defined country universe and liquidity parameters, based on a combination of qualitative and quantitative factors, including macroeconomic factors (such as the overall economy and industry conditions) and company-specific factors (such as management quality). The Adviser may sell securities which no longer meet its investment criteria, to secure gains, limit losses or redeploy assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent years. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility may have adverse effects on the Fund.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes. Geopolitical events, including those in North Korea, Ukraine and Middle East, may also cause market disruptions.

Depositary Receipts Risks. The risks of depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Frontier Markets Risks. Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Valuation Risks. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financial Services Sector Risks. To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Telecommunication Services Sector Risk. To the extent that the Fund invests a significant portion of its assets in the telecommunications services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications services sector. Companies in the telecommunication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, central banks or supranational entities such as the International Monetary Fund (“IMF”) or managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market companies trade. For example, Nigeria has experienced economic challenges and liquidity issues with respect to its currency.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies.

P-Note Risks. P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Liquidity Risks. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund may not be able to sell certain securities when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. Market prices for such securities may be volatile.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
Silk Invest New Horizons Frontier Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Service Fee (for shares redeemed by wire)	rr_RedemptionFee	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	$ 178
3 Years	rr_ExpenseExampleYear03	$ 582
Silk Invest New Horizons Frontier Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Service Fee (for shares redeemed by wire)	rr_RedemptionFee	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[3]
1 Year	rr_ExpenseExampleYear01	$ 193
3 Years	rr_ExpenseExampleYear03	$ 628

[1]	Estimated for the initial fiscal period.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[3]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.74% and 1.89% of the Fund’s average daily net assets for Institutional Class and Service Class shares, respectively through October 31, 2019. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the expense limitation in effect at the time of the expense payment or the reimbursement.